Discontinued Operations And Disposals - Schedule of Assets and Liabilities of Discontinued Operations (Details) - Discontinued Operations [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash	$ 258,999	$ 198,127
Rent receivable	84,898	80,829
Prepaid expense and other current assets	12,719	44,276
Total Current Assets	356,616	323,232
NON-CURRENT ASSETS:
Property and equipment, net	3,478	11,614
Investment in real estate, net	6,925,768	7,022,721
Deferred leasing costs and other non-current assets	8,523	71,794
Total Non-current Assets	6,937,769	7,106,129
Total Assets	7,294,385	7,429,361
CURRENT LIABILITIES:
Accrued liabilities and other payables	261,077	205,317
Note payable, net	5,800,000	5,715,447
Total Current Liabilities	6,061,077	5,920,764
NON-CURRENT LIABILITIES:
Deferred rental income	23,515
Total Non-current Liabilities	23,515
Total Liabilities	$ 6,084,592	$ 5,920,764